General and Administrive Expenses (Tables)	12 Months Ended
Mar. 31, 2026
General and Administrive Expenses [Abstract]
Schedule of General and Administrive Expenses

The following table sets forth the breakdown of our general and administrative expenses for the year ended March 31, 2024, 2025 and 2026:

	For the year ended March 31,
	2026	2025	2024
	US$	US$	US$
Depreciation expense	287,476	273,956	115,810
Legal and professional fee (note a)	232,081	-	-
Payroll expense	498,422	462,693	660,933
Sundry expenses	88,747	156,623	56,463
Auditor’s remuneration	216,114	493,960	4,921
Entertainment	137,103	135,379	126,034
Rental, rates and building management expenses	26,466	57,846	210,384
Travelling	189,659	104,926	85,296
	1,676,068	1,685,383	1,259,841

Note a: The increase in legal and professional fees for the year ended March 31, 2026 mainly due to additional costs (i.e. lawyer fee, stock registration fee etc.) since we became a public company on July 16, 2025.